Financial assets and liabilities (Tables)	6 Months Ended
Dec. 31, 2020
Disclosure Of Financial Assets And Liabilities [Abstract]
Summary of Financial Instruments

The Group holds the following financial instruments:

Financial assets (in U.S. dollars, in thousands)	Notes	Assets at FVOCI(1)	Assets at FVTPL(2)	Assets at amortized cost	Total
As of December 31, 2020
Cash & cash equivalents	5(a)	—	—	77,528	77,528
Trade & other receivables	5(b)	—	—	3,342	3,342
Financial assets at fair value through other comprehensive income	5(e)	1,899	—	—	1,899
Other non-current assets		—	—	3,210	3,210
		1,899	—	84,080	85,979
As of June 30, 2020
Cash & cash equivalents	5(a)	—	—	129,328	129,328
Trade & other receivables	5(b)	—	—	1,574	1,574
Financial assets at fair value through other comprehensive income	5(e)	1,871	—	—	1,871
Other non-current assets		—	—	3,311	3,311
		1,871	—	134,213	136,084

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Financial liabilities (in U.S. dollars, in thousands)	Notes	Liabilities at FVOCI(1)	Liabilities at FVTPL(2)	Liabilities at amortized cost	Total
As of December 31, 2020
Trade and other payables	5(c)	—	—	28,610	28,610
Borrowings	5(d)	—	—	90,657	90,657
Contingent consideration	5(e)(iii)	—	28,096	—	28,096
		—	28,096	119,267	147,363
As of June 30, 2020
Trade and other payables	5(c)	—	—	24,972	24,972
Borrowings	5(d)	—	—	89,478	89,478
Contingent consideration	5(e)(iii)	—	45,166	—	45,166
		—	45,166	114,450	159,616

(1)	Fair value through other comprehensive income
(2)	Fair value through profit or loss

Summary of Cash and Cash Equivalents
a.	Cash and cash equivalents

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020

Cash at bank	77,066	128,916
Deposits at call(1)	462	412
	77,528	129,328

(1)	As of December 31, 2020 and June 30, 2020, interest-bearing deposits at call include amounts of $0.5 million and $0.4 million, respectively, held as security and restricted for use.

Summary of Trade and Other Receivables and Prepayments
b.	Trade and other receivables and prepayments

(i) Trade receivables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Trade debtors	2,233	678
Foreign withholding tax recoverable	471	471
Security deposit	252	252
Other recoverable taxes (Goods and services tax and value-added tax)	386	173
Trade and other receivables	3,342	1,574

(ii) Prepayments

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Clinical trial research and development expenditure	3,214	3,304
Prepaid insurance and subscriptions	4,180	1,337
Other	2,194	1,005
Prepayments	9,588	5,646

Summary of Trade and Other Payables
c.	Trade and other payables

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Trade payables and other payables	28,610	24,972
Trade and other payables	28,610	24,972

Summary of Borrowings
d.	Borrowings

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Borrowings
Secured liabilities:
Borrowing arrangements	80,000	80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	17,395	16,216
	90,657	89,478

	As of December 31,	As of June 30,
(in U.S. dollars, in thousands)	2020	2020
Borrowings
Current	41,571	32,455
Non-current	49,086	57,023
	90,657	89,478

Summary of Net Debt

(iii) Net Debt Reconciliation

(in U.S. dollars, in thousands)	As of December 31, 2020	As of June 30, 2020
Cash and cash equivalents	77,528	129,328
Borrowings Repayable within one year (1)	(44,123)	(35,974)
Borrowings Repayable after one year	(55,598)	(63,340)
Net Debt(2)	(22,193)	30,014

Cash and cash equivalents	77,528	129,328
Gross debt - fixed interest rates	(48,094)	(49,414)
Gross debt - variable interest rates	(51,627)	(49,900)
Net Debt(2)	(22,193)	30,014

(1)

In January 2021, as disclosed in Note 11, the Group amended the terms of the loan agreement to extend the interest-only period of the loan up to March 2022, subject to achieving certain milestones. Presentation at December 31, 2020 has not been changed as a result of this amendment.

(2)	Net debt amount includes leases and borrowing arrangements.

Summary of Net Debt Reconciliation

	Liabilities from financing activities			Other assets
(in U.S. dollars, in thousands)	Borrowings	Leases	Sub-total	Cash and cash equivalents	Total
Net Debt as at June 30, 2020	(89,478)	(9,836)	(99,314)	129,328	30,014
Cash Flows(1)	—	1,480	1,480	(53,437)	(51,957)
Remeasurement of borrowing arrangements	3,955	—	3,955	—	3,955
Other Changes(2)	(5,134)	117	(5,017)	—	(5,017)
Acquisition - leases	—	(395)	(395)	—	(395)
Foreign exchange adjustments	—	(430)	(430)	1,637	1,207
Net Debt as at December 31, 2020	(90,657)	(9,064)	(99,721)	77,528	(22,193)
(1)	Cash flows include the payments of lease liabilities which are presented as financing cash flows in the statement of cash flows.
(2)	Other changes include accrued interest expenses and interest payments for borrowings and leases, which are presented as operating cash flows in the statement of cash flows when paid.

Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value

The following table presents the Group's financial assets and financial liabilities measured and recognized at fair value as of December 31, 2020 and June 30, 2020 on a recurring basis, categorized by level according to the significance of the inputs used in making the measurements:

As of June 30, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,871	1,871
Total Financial Assets		—	—	1,871	1,871

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	45,166	45,166
Total Financial Liabilities		—	—	45,166	45,166

As of December 31, 2020
(in U.S. dollars, in thousands)	Notes	Level 1	Level 2	Level 3	Total
Financial Assets
Financial assets at fair value through other comprehensive income:
Equity securities - biotech sector		—	—	1,899	1,899
Total Financial Assets		—	—	1,899	1,899

Financial Liabilities
Financial liabilities at fair value through profit or loss:
Contingent consideration	5(e)(iii)	—	—	28,096	28,096
Total Financial Liabilities		—	—	28,096	28,096

Summary of Changes in Fair Value of Level 3 Instruments

The following table presents the changes in level 3 instruments for the six months ended December 31, 2020 and the year ended June 30, 2020.

(in U.S. dollars, in thousands)	Contingent consideration provision
Opening balance - July 1, 2019	47,534
Amount used during the period	(988)
Charged/(credited) to consolidated income statement:
Remeasurement(1)	(1,380)
Closing balance - June 30, 2020	45,166

Opening balance - July 1, 2020	45,166
Amount used during the period	(501)
Charged/(credited) to consolidated income statement:
Remeasurement(2)	(16,569)
Closing balance - December 31, 2020	28,096
(1)

In the year ended June 30, 2020 a gain of $1.3 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain is a net result of changes to the key assumptions of the contingent consideration valuation such as developmental timelines, market penetration, product pricing and the increase in valuation as the time period shortens between the valuation date and the potential settlement dates of contingent consideration.

(2)

In the six months ended December 31, 2020 a gain of $16.6 million was recognized on the remeasurement of contingent consideration pertaining to the acquisition of assets from Osiris. This gain was a net result of changing the key assumptions of the contingent consideration valuation primarily as a result of receiving the Complete Response Letter from the FDA on the BLA for remestemcel-L for the treatment of pediatric SR-aGVHD on September 30, 2020 and a reassessment of the potential launch timeline. The assumptions of probability of success and development timeline have been updated to reflect current expectations as a result of the Complete Response Letter and the Group’s discussions with the FDA for potential accelerated or full approval of the BLA for remestemcel-L for pediatric SR-aGVHD.

Summary of Quantitative Information About the Significant Unobservable Inputs Used in Level 3 Fair Value Measurements

The following table summarizes the quantitative information about the significant unobservable inputs used in level 3 fair value measurements:

					Range of inputs (weighted average)
(in U.S. dollars, in thousands, except percent data)	Fair value as of December 31,	Fair value as of June 30,	Valuation	Unobservable	Six Months Ended December 31,	Year Ended June 30,	Relationship of unobservable inputs to
Description	2020	2020	technique	inputs(1)	2020	2020	fair value
Contingent consideration provision	28,096	45,166	Discounted cash flows	Risk adjusted discount rate	11%-13% (12.5%)	11%-13% (12.5%)

Six months ended 31 December, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

Year ended June 30, 2020: A change in the discount rate by 0.5% would increase/decrease the fair value by 0.4%.

				Expected unit revenues	n/a	n/a

Six months ended 31 December, 2020: A change in the price assumptions by 10% would increase/decrease the fair value by 4%.

Year ended June 30, 2020: A 10% increase/decrease in the price assumptions adopted would increase/decrease the fair value by 3%.

				Expected sales volumes	n/a	n/a

Six months ended 31 December, 2020: A change in the volume assumptions by 10% would increase/decrease the fair value by 4%.

Year ended June 30, 2020: A 10% increase/decrease in sales volume assumptions adopted would increase/decrease the fair value by 3%.

				Probability of success	Various	Various

Six months ended 31 December, 2020 : A change in the probability of success assumptions by 10% and 20% would increase/decrease the fair value by 8.5% and 17.0%, respectively.

Year ended June 30, 2020: A 10% and 20% increase in the probability of success assumptions would increase the fair value by 9% and 12.9%, respectively, and a 10% and 20% decrease in the probability of success assumptions would decrease the fair value by 9% and 18%, respectively.

(1)	There were no significant inter-relationships between unobservable inputs that materially affect fair values.

Disclosure of Detailed Information About Valuation Processes of Contingent Consideration at Fair Value Explanatory

	As of December 31,	As of June 30,
The fair value of contingent consideration (in U.S. dollars, in thousands)	2020	2020
Fair value of cash or stock payable, dependent on achievement of future late-stage clinical or regulatory targets	18,463	28,801
Fair value of royalty payments from commercialization of the intellectual property acquired	9,633	16,365
	28,096	45,166